Warrant Derivative - Narrative (Details) - USD ($)		12 Months Ended
	Aug. 16, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Gross proceeds from warrant exercises		$ 1,276,532	$ 2,642,082
Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Issued (shares)	4,619,773
Purchase price (cad and usd per share)	$ 0.81
Gross proceeds from common shares	$ 3,742,016
Number of common shares issuable per warrant (shares)	1
Warrants | Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Purchase price (cad and usd per share)	$ 0.27
Common shares per unit (shares)	1
Exercise price (usd per share)	$ 0.90
Exercise price (usd per share)	0.90
Shares | Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Issued (shares)		1,418,369	2,935,647
Purchase price (cad and usd per share)	$ 0.54
Common shares per unit (shares)	1